THE ADVISORS’ INNER CIRCLE FUND	Cambiar Aggressive Value ETF
January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%
	Shares	Value
CANADA — 3.9%
Cenovus Energy	164,000	$2,373,080

FRANCE — 5.0%
Airbus ADR	70,000	3,020,500

GERMANY — 4.0%
Infineon Technologies ADR	73,000	2,390,750

JAPAN — 3.6%
Nintendo ADR	132,000	2,158,200

UNITED KINGDOM — 3.3%
Diageo ADR	16,500	1,979,505

UNITED STATES — 76.7%
Airbnb *	12,500	1,639,625
Alphabet	12,000	2,448,240
American Express	3,217	1,021,237
Bristol-Myers Squibb	50,000	2,947,500
Centene *	28,144	1,802,060
Chevron	17,200	2,566,068
CME Group	10,353	2,448,692
Comcast	60,000	2,019,600
Corteva	23,000	1,501,210
Delta Air Lines	26,000	1,749,020
Elevance Health	8,600	3,403,020
Energy Transfer	135,000	2,764,800
Estee Lauder	21,108	1,761,040
Goldman Sachs Group	2,010	1,287,204
Labcorp Holdings	10,500	2,622,900
Medtronic	22,000	1,998,040
PPG Industries	18,100	2,088,378
Texas Instruments	11,660	2,152,553
Uber Technologies *	48,000	3,208,800
Union Pacific	10,755	2,664,981
Vishay Intertechnology, Inc.	124,640	2,110,155
		46,205,123
TOTAL COMMON STOCK
(Cost $49,740,295)		58,127,158
TOTAL INVESTMENTS — 96.5%
(Cost $49,740,295)		$58,127,158

Percentages are based on Net Assets of $60,228,318.
*	Non-income producing security.

ADR — American Depositary Receipt

CMB-QH-010-3500

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